UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549


                                FORM 24F-2
                     Annual Notice of Securities Sold
			   Pursuant to Rule 24f-2


Read instructions at end of Form before preparing Form. Please print or type.

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1.	Name and address of issuer:

        Nationwide Mutual Funds
     	1000 Continental Drive, Suite 400
     	King of Prussia, Pennsylvania 19406-2850

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2.	The name of each series or class of securities for which this
	Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not
	list series or classes):	[ ]

	Nationwide Bond Index Fund
	Nationwide Bond Fund
	Nationwide Government Bond Fund
	Nationwide Growth  Fund
	Nationwide International Index Fund
	Nationwide Investor Destinations Aggressive Fund
	Nationwide Investor Destinations Conservative Fund
	Nationwide Investor Destinations Moderate Fund
	Nationwide Investor Destinations Moderately Aggressive Fund Nationwide Investor Destinations Moderately Conservative Fund Nationwide Mid Cap Market Index Fund
	Nationwide Money Market Fund
	Nationwide Fund
	Nationwide S&P 500 Index Fund
	Nationwide Small Cap Index Fund
	Nationwide U.S. Small Cap Value Fund
	Nationwide Destination 2010 Fund
	Nationwide Destination 2015 Fund
	Nationwide Destination 2020 Fund
	Nationwide Destination 2025 Fund
	Nationwide Destination 2030 Fund
	Nationwide Destination 2035 Fund
	Nationwide Destination 2040 Fund
	Nationwide Destination 2045 Fund
	Nationwide Destination 2050 Fund
	Nationwide Destination 2055 Fund
	Nationwide Retirement Income Fund
	Nationwide Portfolio Completion Fund
	Nationwide Small Company Growth Fund
	Nationwide Inflation-Protected Securities Fund
	Nationwide Global Equity Fund
	Nationwide High Yield Bond Fund
	Nationwide Core Plus Bond Fund
	Nationwide HighMark Bond Fund
	Nationwide HighMark California Intermediate Tax Free Bond Fund Nationwide HighMark National Intermediate Tax Free Bond Fund Nationwide HighMark Short Term Bond Fund
	Nationwide Ziegler Wisconsin Tax Exempt Fund
	Nationwide Ziegler Equity Income Fund
	Nationwide HighMark Large Cap Core Equity Fund
	Nationwide Bailard International Equities Fund
	Nationwide Bailard Technology & Science Fund
	Nationwide Geneva Mid Cap Growth Fund
	Nationwide Geneva Small Cap Growth Fund
	Nationwide HighMark Balanced Fund
	Nationwide HighMark Large Cap Growth Fund
	Nationwide HighMark Small Cap Core Fund
	Nationwide Bailard Cognitive Value Fund
	Nationwide HighMark Value Fund
	Nationwide Ziegler NYSE Arca Tech 100 Index Fund
	Nationwide Diverse Managers Fund
	Nationwide Bailard Emerging Markets Equity Fund
	Nationwide Herndon Mid Cap Value Fund
	Nationwide Short Duration Bond Fund (Closed October 10, 2014) Nationwide Enhanced Income Fund (Closed October 10, 2014) Nationwide International Value Fund (Closed December 19, 2014)

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3.	Investment Company Act File Number:  811-08495

	Securities Act File Number:   333-40455
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4(a). 	Last day of fiscal year for which this form is filed:

 	October 31, 2014
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4(b). 	[ ]  Check box if this Form is being filed late (i.e., more
	     than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.
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4(c). 	[ ]  Check box if this is the last time the issuer will be
	     filing this Form.
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5.	Calculation of registration fee:

	(i)	Aggregate sale price of securities sold during the
		fiscal year pursuant to section 24(f):

						$5,043,350,392.00
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	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:

						$4,758,578,850.00
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	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the Commission:
						$377,936,667.28
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	(iv)	Total available redemption credits
		[add Items 5(ii) and 5(iii)]:

						$5,136,515,517.28
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	(v)	Net sales - if Item 5(i) is greater than Item 5(iv)
		[subtract Item 5(iv) from Item 5(i)]:

						$0.00
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	(vi)	Redemption credits available for use in future years
		-if Item 5(i) is less than Item 5(iv) [subtract Item
		5(iv) from Item 5(i)]:

						$93,165,125.28
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	(vii)	Multiplier for determining registration fee (See
		Instruction C.9):

						x0.0001162
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	(viii)	Registration fee due [multiply Item 5(v) by Item
		5(vii)] (enter "0" if no fee is due):

						=$0.00
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6.	Prepaid Shares

	If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: 0.


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7.	Interest due - if this Form is being filed more than 90 days
	after the end of the issuer's fiscal year (see Instruction D):

						+$0.00
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8.	Total of the amount of the registration fee due plus any
	interest due [line 5(viii) plus line 7]:

					 	=$0.00
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9.	Date the registration fee and any interest payment was sent to
	the Commission's lockbox depository:

	Method of Delivery:

	[ ]	Wire Transfer
	[ ]	Mail or other means

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				SIGNATURES


This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ Joseph Finelli
			  -------------------------------------------------
		 	 Joseph Finelli, Treasurer

Date: January 20, 2015
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*Please print the name and title of the signing officer below the signature.